TAXES ON INCOME (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Current	$ 4,122	$ 2,627	$ 1,474
Deferred	1,650	1,586	(1,020)
Taxes on income, as reported in the statements of income	$ 5,772	$ 4,213	$ 454